COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Sep. 30, 2021	Nov. 18, 2020	Sep. 16, 2019
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 832,000	$ 100,000
D M B Note [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount			$ 940,000